Deposits - Summary of Breakdown of Deposits (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deposits [Line Items]
Current	R$ 493,752	R$ 511,015
Non-current	356,620	297,995
Total	850,372	809,010
Interest-bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	334,808	376,139
Non-current	356,620	297,995
Total	691,428	674,134
Time deposits [Member]
Disclosure of deposits [Line Items]
Current	140,717	193,484
Non-current	356,334	297,750
Total	497,051	491,234
Interbank [member]
Disclosure of deposits [Line Items]
Current	3,490	3,185
Non-current	286	245
Total	3,776	3,430
Savings deposits [member]
Disclosure of deposits [Line Items]
Current	190,601	179,470
Total	190,601	179,470
Non-interest bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	158,944	134,876
Total	158,944	134,876
Demand deposits [Member]
Disclosure of deposits [Line Items]
Current	158,116	134,805
Total	158,116	134,805
Other [Member]
Disclosure of deposits [Line Items]
Current	828	71
Total	R$ 828	R$ 71